Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2022
The Prudential Insurance Company of America | Assets
Non-cash activity		$ 18
Lotus Re | Reinsurance agreement
Non-cash activity		531
FLIAC | Reinsurance agreement
Non-cash activity		$ 4,656
PALAC | Variable and fixed annuities | Investment transfers
Non-cash activity	$ 2,600
PALAC | Variable and fixed annuities | Dividend payment in securities
Non-cash activity	$ 200